Document And Entity Information	Feb. 28, 2025
Document Information [Line Items]
Entity, Registrant Name	STAR GOLD CORP.
Document, Type	8-K/A
Document, Period End Date	Feb. 28, 2025
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-52711
Entity, Tax Identification Number	27-0348508
Entity, Address, Address Line One	1875 N. Lakewood Dr., Suite 303
Entity, Address, City or Town	Coeur d’Alene
Entity, Address, State or Province	ID
Entity, Address, Postal Zip Code	83814
City Area Code	208
Local Phone Number	644-5066
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SRGZ
Entity, Emerging Growth Company	false
Amendment Description	Press Release-Terminate Romios LOI
Amendment Flag	true
Entity, Central Index Key	0001401835